Assets held for sale and discontinued operations	12 Months Ended
Dec. 31, 2021
Operations
Assets held for sale and discontinued operations

41.	Assets held for sale and discontinued operations

On July 15, 2020, through Relevant Event 07/2020, Copel communicated the approval of the divestment of 100% of the interest in Copel Telecomunicações by the Board of Directors. On this occasion, the beginning of the external phase was also approved, which included: (i) the opening of a Virtual Data-Room (“VDR”) with detailed information on the divestment; (ii) sending Paraná State Court of Auditors - TCE-PR the complete file for analysis; and (iii) the scheduling and holding of a virtual public hearing on the divestment, to be operated jointly with B3 SA - Brasil, Bolsa, Balcão.

On September 16, 2020, Relevant Event 10/2020 announced that the Company’s Board of Directors authorized the publication of the Copel Telecomunicações Divestment Auction Notice with the minimum divestment price of R$1,401,090 for Equity Value. On this date, Management understood that the criteria determined by IFRS 5 were met to classify the asset as held for sale and for the disclosure of a discontinued operation.

On November 9, 2020, there was a public auction session related to the sale of 100% of the shares issued by Copel Telecomunicações owned by the Company. The Bordeaux Investment Fund in Multi-Strategic Participations was declared the winner of the event, after presenting the highest offer, in the amount of R$2,395,000, representing a goodwill of 70.94% in relation to the minimum bid amount.

On January 14, 2021, the Share Purchase and Sale Agreement (CCVA) was signed with Bordeaux Participações S.A., a company belonging to Bordeaux Fundo de Investimento em Participações Multiestratégia, the winner of the auction.

On August 3, 2021, the sale operation was concluded, as informed in relevant fact 13/21, after compliance with the conditions defined in the Notice and the CCVA, which included, among others, the approvals of CADE and Anatel. Besides that, the updated amount of R$2,506,837 was received for the full divestment of Copel Telecomunicações shares, share transfer registration, signature of the closing agreement for the deal and the resignation of the current administrators. Therefore, on August 03, 2021, Copel no longer controlled Copel Telecomunicações, transferring its assets and liabilities and the direction of its business to the acquirer.

The revenues, costs and expenses as well as the cash flow movement resulting from these assets and liabilities were presented in separate lines, as discontinued operation, both in the Statement of Income and Statement of Cash Flows.

It should also be noted that as of October 1, 2020, the depreciation and amortization of assets that have been sold have ceased, after their reclassification to current assets, in the line item Assets held for sale, in compliance with what determines IFRS 5.

The details of these amounts, as well as the profit resulting from this operation are presented in the following tables:

Statements of Income from discontinued operations	12.31.2021	12.31.2020	12.31.2019

Net operating revenue	228,379	355,843	375,028
Operating costs	(19,266)	(100,684)	(296,028)
Gross profit	209,113	255,159	79,000

Selling expenses	(16,745)	(31,244)	(31,286)
General and administrative expenses	(16,213)	(21,333)	(23,010)
Other operational income (expenses)	(29,581)	(50,518)	(136,310)
	(62,539)	(103,095)	(190,606)

Profit (loss) before financial results and taxes	146,574	152,064	(111,606)
Financial results	(25,748)	(33,378)	(33,122)
Operating profit (loss)	120,826	118,686	(144,728)
Income tax and social contribution	(47,648)	(43,108)	36,335
Net income (loss)	73,178	75,578	(144,728)
Gain on the share sales operation	1,723,913	-	-
Income tax on sales gains	(446,716)	-	-
Deferred income tax on sales gains	(160,818)	-	-
Net income from discontinued operations	1,189,557	75,578	(144,728)

Statements of Cash Flows from discontinued operations	12.31.2021	12.31.2020	12.31.2019

Net income	1,189,557	75,578	(108,393)
Adjustments to reconcile net income	(803,687)	282,914	419,093
Changes in assets and liabilities	(19,255)	(16,958)	(38,821)
Taxes and charges paid	(18,044)	(73,050)	(51,464)
Cash flows from operational activities	348,571	268,484	220,415
Additions to property, plant and equipment and intangible assets	(62,485)	(73,573)	(175,569)
Disposal Copel Telecom receipt	2,506,837	-	-
Cash flows from investment activities	2,444,352	(73,573)	(175,569)
Issue of Debentures	-	-	210,000
Payment of loans and financing and lease	(1,850)	(20,038)	(9,260)
Cash flows from financing activities	(1,850)	(20,038)	200,740
Changes in cash and cash equivalents	2,791,073	174,873	245,586